Morgan, Lewis & Bockius, LLP	MORGAN LEWIS
1701 Market Street	COUNSELORS AT LAW
Philadelphia, PA 19103-2921
Tel:	215.963.5000
Fax:	215.963.5001

May 3, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                               SEI Institutional Managed Trust (File Nos. 003-09504 and 811-4878) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), I attach herewith for filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the attached Statement of Certification, as executed by the Trust, certifying that the Prospectus and Statement of Additional Information dated April 29, 2007 do not differ from those contained in the Trust’s Post-Effective Amendment No. 60 which was filed with the Securities and Exchange Commission via EDGAR on April 27, 2007, accession number 0001104659-07-032595.

Please contact the undersigned at (215) 963-5773 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Jennifer M. Leach

Jennifer M. Leach, Esq.

cc:                                 Ms. Julie P. Vossler

SEI Institutional Managed Trust
Statement of Certification
Pursuant to Rule 497(j)

SEI Institutional Managed Trust (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-4878) which was filed electronically on April 27, 2007 (Accession No. 0001104659-07-032595).

SEI Institutional Managed Trust

By:	/s/ Timothy D. Barto
Timothy D. Barto

Title:	Vice President

Date:	5/3/07